Supplement dated June 3, 2009

to the Prospectuses

(Class A, B, C, F, P, R2, and R3 Shares)

LORD ABBETT AFFILIATED FUND

LORD ABBETT BLEND TRUST

Lord Abbett Small Cap Blend Fund

LORD ABBETT DEVELOPING GROWTH FUND

LORD ABBETT LARGE CAP GROWTH FUND

LORD ABBETT MUNICIPAL INCOME FUND

Lord Abbett National Tax Free Fund

Lord Abbett California Tax Free Fund

Lord Abbett Connecticut Tax Free Fund

Lord Abbett Hawaii Tax Free Fund

Lord Abbett Missouri Tax Free Fund

Lord Abbett New Jersey Tax Free Fund

Lord Abbett New York Tax Free Fund

LORD ABBETT MUNICIPAL INCOME TRUST

Lord Abbett Georgia Tax Free Trust

Lord Abbett High Yield Municipal Bond Fund

Lord Abbett Intermediate Tax Free Fund

Lord Abbett Pennsylvania Tax Free Trust

Lord Abbett Short Duration Tax Free Fund

LORD ABBETT SECURITIES TRUST

Lord Abbett All Value Fund

Lord Abbett Strategic Allocation Fund

       - Alpha Strategy Fund

Lord Abbett International Core Equity Fund

Lord Abbett International Dividend Income Fund

Lord Abbett International Opportunities Fund

Lord Abbett Large Cap Value Fund

Lord Abbett Micro Cap Growth Fund

Lord Abbett Micro Cap Value Fund

Lord Abbett Value Opportunities Fund

The first paragraph of the section of each Fund’s prospectus titled “Your Investment — Sales Charges — Letter of Intention” is replaced in its entirety with the following:

• Letter of Intention — In order to reduce your Class A front-end sales charge, a Purchaser may combine purchases of Class A, B, C, F, and P shares of any  Eligible Fund the Purchaser intends to make over the next 13 months in determining the applicable sales charge.  The 13-month Letter of Intention period commences on the day that the Letter of Intention is received by the Fund, and the Purchaser must tell the Fund that later purchases are subject to the Letter of Intention.  Purchases submitted prior to the date the Letter of Intention is received by the Fund are not counted toward the sales charge reduction.  Current holdings under Rights of Accumulation may be included in a Letter of Intention in order to reduce the sales charge for purchases during the 13-month period covered by the Letter of Intention.  Shares purchased through reinvestment of dividends or distributions are not included. Class R2 and R3 share holdings may not be combined for these purposes.  Class A shares valued at 5% of the amount of intended purchases are escrowed and may be redeemed to cover the additional sales charges payable if the intended purchases under the Letter of Intention is not completed.  The Letter of Intention is neither a binding obligation on you to buy, nor on the Fund to sell, any or all of the intended purchase amount.

The last sentence in the second paragraph of the section of each Fund’s prospectus titled “Your Investment — Sales Charges — Letter of Intention” is replaced in its entirety with the following:

A Purchaser may include holdings of Class A, B, C, F, and P shares of Eligible Funds as described above in accounts with Financial Intermediaries for purposes of calculating the front-end sales charge.

Supplement dated June 3, 2009

to the Statements of Additional Information

(Class A, B, C, F, P, R2, and R3 Shares)

LORD ABBETT AFFILIATED FUND

LORD ABBETT BLEND TRUST

Lord Abbett Small Cap Blend Fund

LORD ABBETT DEVELOPING GROWTH FUND

LORD ABBETT LARGE CAP GROWTH FUND

LORD ABBETT MUNICIPAL INCOME FUND

Lord Abbett National Tax Free Fund

Lord Abbett California Tax Free Fund

Lord Abbett Connecticut Tax Free Fund

Lord Abbett Hawaii Tax Free Fund

Lord Abbett Missouri Tax Free Fund

Lord Abbett New Jersey Tax Free Fund

Lord Abbett New York Tax Free Fund

LORD ABBETT MUNICIPAL INCOME TRUST

Lord Abbett Georgia Tax Free Trust

Lord Abbett High Yield Municipal Bond Fund

Lord Abbett Intermediate Tax Free Fund

Lord Abbett Pennsylvania Tax Free Trust

Lord Abbett Short Duration Tax Free Fund

LORD ABBETT SECURITIES TRUST

Lord Abbett All Value Fund

Lord Abbett Strategic Allocation Fund

- Alpha Strategy Fund

Lord Abbett International Core Equity Fund

Lord Abbett International Dividend Income Fund

Lord Abbett International Opportunities Fund

Lord Abbett Large Cap Value Fund

Lord Abbett Micro Cap Growth Fund

Lord Abbett Micro Cap Value Fund

Lord Abbett Value Opportunities Fund

The section of each Fund’s statement of additional information titled “Purchases, Redemptions, Pricing, and Payments to Dealers — Letter of Intention” has been deleted.